Financial instruments - Maturity Analysis For Financial Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate (in percent)	4.98%	4.98%	4.98%
Long-term debt	$ 923,842,589	$ 940,632,346	$ 943,512,937
Accrued interest	185,701,550	229,084,608	269,919,242
Total financial liabilities	1,109,544,139	1,169,716,954	1,213,432,179
1 to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long-term debt	1,143,783	1,183,062	702,749
Accrued interest	17,523,667	17,700,067	6,635,998
Total financial liabilities	18,667,450	18,883,129	7,338,747
3 months to 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long-term debt	67,306,362	3,444,093	2,177,843
Accrued interest	20,701,788	21,144,641	35,791,636
Total financial liabilities	88,008,150	24,588,734	37,969,479
1 to 4 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long-term debt	420,392,444	501,005,191	290,278,136
Accrued interest	118,441,437	143,645,742	153,899,886
Total financial liabilities	538,833,881	644,650,933	444,178,022
5 or more years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long-term debt	435,000,000	435,000,000	650,354,209
Accrued interest	29,034,658	46,594,158	73,591,722
Total financial liabilities	$ 464,034,658	$ 481,594,158	$ 723,945,931